Long-Term Debt (Revolving Credit Agreement) (Details) - USD ($)		12 Months Ended
	Sep. 25, 2014	Dec. 31, 2014	Dec. 31, 2015	Apr. 10, 2015
Debt Instrument [Line Items]
Revolving line of credit		$ 683,378,000	$ 450,000,000
Revolving Credit Agreement [Member] | 2014 Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,250,000,000			$ 1,500,000,000
Line of credit expiration date	Sep. 25, 2019
Line of Credit Facility, Additional Borrowing Capacity	$ 250,000,000			$ 250,000,000
Consolidated total leverage ratio		550.00%
Line of Credit Facility, Covenant, Adjusted Leverage Ratio During Acquisition Period		600.00%
Revolving line of credit			450,000,000
Letters of Credit Outstanding, Amount			22,500,000
Current borrowing capacity			$ 1,027,500,000
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | Incremental Addition to Federal Funds Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | Incremental Addition to One Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee percentage		0.25%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | Minimum [Member] | Applicable Margin on LIBOR Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.50%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | Minimum [Member] | Applicable Margin on Base Rate Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee percentage		0.35%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | Maximum [Member] | Applicable Margin on LIBOR Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | Maximum [Member] | Applicable Margin on Base Rate Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.50%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | External Credit Rating, Investment Grade [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee percentage		0.125%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | External Credit Rating, Investment Grade [Member] | Minimum [Member] | Applicable Margin on LIBOR Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.125%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | External Credit Rating, Investment Grade [Member] | Minimum [Member] | Applicable Margin on Base Rate Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		0.125%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | External Credit Rating, Investment Grade [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee percentage		0.275%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | External Credit Rating, Investment Grade [Member] | Maximum [Member] | Applicable Margin on LIBOR Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%
Revolving Credit Agreement [Member] | 2014 Revolver [Member] | External Credit Rating, Investment Grade [Member] | Maximum [Member] | Applicable Margin on Base Rate Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Revolving Credit Agreement [Member] | Predecessor [Member] | 2012 Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 400,000,000